Investments in Marketable Debt Securities, Available-for-Sale	12 Months Ended
Dec. 31, 2021
Investments, Debt and Equity Securities [Abstract]
Investments in Marketable Debt Securities, Available-for-Sale

Note 7 — Investments in Marketable Debt Securities, Available-for-Sale

Amortized cost, gross unrealized gains/losses in accumulated other comprehensive loss and fair value of marketable debt securities, available-for-sale, by type of security for the year ended December 31, 2021 consisted of the following (in thousands):

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Short-term investments:
Corporate debt security	$71,406	$—	$(57)	$71,349
U.S. treasuries	3,415	—	(7)	3,408
Asset-backed security and other	2,555	—	(4)	2,551
Non-U.S. government and supranational bonds	16,405	1	(19)	16,387
Certificate of deposit	1,001	—	—	1,001
	$94,782	$1	$(87)	$94,696
Long-term investments:
Corporate debt security	$42,703	$—	$(246)	$42,457
U.S. treasuries	2,201	—	(5)	2,196
Asset-backed security and other	5,438	—	(28)	5,410
Non-U.S. government and supranational bonds	3,769	—	(16)	3,753
Certificate of deposit	1,000	—	—	1,000
	$55,111	$—	$(295)	$54,816

The Company’s investment in marketable debt securities, available-for-sale that have been in a continuous unrealized loss position by type of security for the year ended December 31, 2021 consisted of the following (in thousands):

	Less than 12 months		12 months or greater		Total
	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses
Corporate debt security	$113,806	$(303)	$—	$—	$113,806	$(303)
US treasuries	5,604	(12)	—	—	5,604	(12)
Asset-backed security and other	7,961	(32)	—	—	7,961	(32)
Non-U.S. government and supranational bonds	20,140	(34)	—	—	20,140	(34)
Certificates of deposit	2,001	—	—	—	2,001	—
	$149,512	$(381)	$—	$—	$149,512	$(381)

	December 31, 2021	December 31, 2020
Gross realized gains	$—	$—
Gross realized losses	$(1)	$—

Gross realized gains and gross realized losses from the sales of the Company’s marketable debt securities, available-for-sale for the year ended December 31, 2021 consisted of the following (in thousands):

	Amortized Cost	Fair Value
Due in one year or less	$95	$95
Due after one year through five years	55	55
	$150	$150
Weighted average contractual maturity		0.8 years

Actual maturities may differ from contractual maturities because certain issuers may have the right or obligation to prepay certain obligations with or without penalties.